Credit Risk - Disclosure of Stage 2 Exposures by Classification (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Exposures	£ 294,877	£ 306,284
Loss allowance	£ 992
Loss allowance		£ 1,005
Coverage ratio	0.30%	0.30%
Mortgages
Disclosure of credit risk exposure [line items]
Loss allowance	£ 242
Loss allowance		£ 251
Consumer Finance
Disclosure of credit risk exposure [line items]
Loss allowance	70
Loss allowance		67
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loss allowance	380
Loss allowance		393
Corporate Centre
Disclosure of credit risk exposure [line items]
Loss allowance	0
Loss allowance		0
Stage 2
Disclosure of credit risk exposure [line items]
Exposures	23,595	19,127
Loss allowance	£ 461
Loss allowance		£ 516
Coverage ratio	2.00%	2.70%
Stage 2 | Total Drawn
Disclosure of credit risk exposure [line items]
Exposures	£ 22,614	£ 18,225
Loss allowance	421
Loss allowance		477
Stage 2 | Undrawn
Disclosure of credit risk exposure [line items]
Loss allowance	40
Loss allowance		39
Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Exposures	17,876	13,424
Loss allowance	109
Loss allowance		130
Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	330	350
Loss allowance	30
Loss allowance		27
Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	3,418	3,476
Loss allowance	118
Loss allowance		155
Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	0	0
Loss allowance	0
Loss allowance		0
Stage 2 | PD deterioration
Disclosure of credit risk exposure [line items]
Exposures	9,160	10,323
Loss allowance	277
Loss allowance		303
Stage 2 | PD deterioration | Total Drawn
Disclosure of credit risk exposure [line items]
Exposures	8,345	9,560
Loss allowance	249
Loss allowance		284
Stage 2 | PD deterioration | Undrawn
Disclosure of credit risk exposure [line items]
Loss allowance	28
Loss allowance		19
Stage 2 | PD deterioration | Mortgages
Disclosure of credit risk exposure [line items]
Exposures	5,877	7,310
Loss allowance	65
Loss allowance		86
Stage 2 | PD deterioration | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	115	159
Loss allowance	10
Loss allowance		11
Stage 2 | PD deterioration | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	1,809	1,548
Loss allowance	75
Loss allowance		81
Stage 2 | PD deterioration | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	0	0
Loss allowance	0
Loss allowance		0
Stage 2 | Forbearance
Disclosure of credit risk exposure [line items]
Exposures	601	625
Loss allowance	4
Loss allowance		6
Stage 2 | Forbearance | Total Drawn
Disclosure of credit risk exposure [line items]
Exposures	601	513
Loss allowance	4
Loss allowance		6
Stage 2 | Forbearance | Undrawn
Disclosure of credit risk exposure [line items]
Loss allowance	0
Loss allowance		0
Stage 2 | Forbearance | Mortgages
Disclosure of credit risk exposure [line items]
Exposures	516	449
Loss allowance	2
Loss allowance		2
Stage 2 | Forbearance | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	0	0
Loss allowance	0
Loss allowance		0
Stage 2 | Forbearance | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	85	64
Loss allowance	2
Loss allowance		4
Stage 2 | Forbearance | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	0	0
Loss allowance	0
Loss allowance		0
Stage 2 | Other
Disclosure of credit risk exposure [line items]
Exposures	1,152	1,116
Loss allowance	37
Loss allowance		30
Stage 2 | Other | Total Drawn
Disclosure of credit risk exposure [line items]
Exposures	960	1,137
Loss allowance	33
Loss allowance		22
Stage 2 | Other | Undrawn
Disclosure of credit risk exposure [line items]
Loss allowance	4
Loss allowance		8
Stage 2 | Other | Mortgages
Disclosure of credit risk exposure [line items]
Exposures	265	241
Loss allowance	3
Loss allowance		5
Stage 2 | Other | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	126	164
Loss allowance	5
Loss allowance		6
Stage 2 | Other | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	533	684
Loss allowance	17
Loss allowance		1
Stage 2 | Other | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	0	0
Loss allowance	0
Loss allowance		0
Stage 2 | 30 DPD
Disclosure of credit risk exposure [line items]
Exposures	893	937
Loss allowance	49
Loss allowance		54
Stage 2 | 30 DPD | Total Drawn
Disclosure of credit risk exposure [line items]
Exposures	856	890
Loss allowance	46
Loss allowance		48
Stage 2 | 30 DPD | Undrawn
Disclosure of credit risk exposure [line items]
Loss allowance	3
Loss allowance		6
Stage 2 | 30 DPD | Mortgages
Disclosure of credit risk exposure [line items]
Exposures	560	463
Loss allowance	11
Loss allowance		10
Stage 2 | 30 DPD | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	25	27
Loss allowance	11
Loss allowance		10
Stage 2 | 30 DPD | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	93	214
Loss allowance	2
Loss allowance		10
Stage 2 | 30 DPD | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	0	0
Loss allowance	0
Loss allowance		0
Stage 2 | Secured affordability
Disclosure of credit risk exposure [line items]
Exposures	2,889	4,961
Loss allowance	13
Loss allowance		27
Stage 2 | Secured affordability | Total Drawn
Disclosure of credit risk exposure [line items]
Exposures	2,953	4,961
Loss allowance	13
Loss allowance		27
Stage 2 | Secured affordability | Undrawn
Disclosure of credit risk exposure [line items]
Loss allowance	0
Loss allowance		0
Stage 2 | Secured affordability | Mortgages
Disclosure of credit risk exposure [line items]
Exposures	2,889	4,961
Loss allowance	9
Loss allowance		27
Stage 2 | Secured affordability | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	64	0
Loss allowance	4
Loss allowance		0
Stage 2 | Secured affordability | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	0	0
Loss allowance	0
Loss allowance		0
Stage 2 | Secured affordability | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	0	0
Loss allowance	0
Loss allowance		0
Stage 2 | Unsecured affordability
Disclosure of credit risk exposure [line items]
Exposures	233	199
Loss allowance	38
Loss allowance		35
Stage 2 | Unsecured affordability | Total Drawn
Disclosure of credit risk exposure [line items]
Exposures	232	198
Loss allowance	35
Loss allowance		31
Stage 2 | Unsecured affordability | Undrawn
Disclosure of credit risk exposure [line items]
Loss allowance	3
Loss allowance		4
Stage 2 | Unsecured affordability | Mortgages
Disclosure of credit risk exposure [line items]
Exposures	0	0
Loss allowance	0
Loss allowance		0
Stage 2 | Unsecured affordability | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	0	0
Loss allowance	0
Loss allowance		0
Stage 2 | Unsecured affordability | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	0	0
Loss allowance	0
Loss allowance		0
Stage 2 | Unsecured affordability | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	0	0
Loss allowance	0
Loss allowance		0
Stage 2 | Mortgage Refinancing
Disclosure of credit risk exposure [line items]
Exposures	7,769
Loss allowance	19
Stage 2 | Mortgage Refinancing | Total Drawn
Disclosure of credit risk exposure [line items]
Exposures	7,769
Loss allowance	19
Stage 2 | Mortgage Refinancing | Undrawn
Disclosure of credit risk exposure [line items]
Loss allowance	0
Stage 2 | Mortgage Refinancing | Mortgages
Disclosure of credit risk exposure [line items]
Exposures	7,769
Loss allowance	19
Stage 2 | Mortgage Refinancing | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	0
Loss allowance	0
Stage 2 | Mortgage Refinancing | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	0
Loss allowance	0
Stage 2 | Mortgage Refinancing | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	0
Loss allowance	0
Stage 2 | High risk corporate
Disclosure of credit risk exposure [line items]
Exposures	898	966
Loss allowance	24
Loss allowance		61
Stage 2 | High risk corporate | Total Drawn
Disclosure of credit risk exposure [line items]
Exposures	898	966
Loss allowance	22
Loss allowance		59
Stage 2 | High risk corporate | Undrawn
Disclosure of credit risk exposure [line items]
Loss allowance	2
Loss allowance		2
Stage 2 | High risk corporate | Mortgages
Disclosure of credit risk exposure [line items]
Exposures	0	0
Loss allowance	0
Loss allowance		0
Stage 2 | High risk corporate | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposures	0	0
Loss allowance	0
Loss allowance		0
Stage 2 | High risk corporate | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposures	898	966
Loss allowance	22
Loss allowance		59
Stage 2 | High risk corporate | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposures	0	0
Loss allowance	£ 0
Loss allowance		£ 0